Other Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2024
Other Non-Current Assets [Abstract]
Schedule of Other Non-Current Assets	Other non-current assets consist of the following
	December 31, 2024	December 31, 2023

Deposits for operating lease	$59,037	$36,164